ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2012
Accounts Payable and Accrued Liabilities [Abstract]
Accured Expenses and Other Accounts Payable [Text Block]
NOTE 10:-	ACCRUED EXPENSES AND OTHER ACCOUNTS PAYABLE

	December 31,
	2011	2012

Employees and payroll accruals	$6,228	$7,073
Accrued expenses	1,865	1,917
Deferred and contingent payments related to acquisitions	2,325	3,828
Government authorities	3,177	2,175
Other	2,157	2,544

	$15,752	$17,537